Marketable Securities - Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Marketable Securities [Line Items]
Beginning Balance	$ 330	$ 431
Purchase			$ 99
Proceeds at maturity	(200)	(100)
Change in fair value included in OCI	3	(1)
Ending Balance	133	330	431
U.S. Treasury Debt Securities [Member]
Marketable Securities [Line Items]
Beginning Balance	330	431
Proceeds at maturity	(200)	(100)
Change in fair value included in OCI	3	(1)
Ending Balance	$ 133	$ 330	$ 431